Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net Loans And Advances To Customers [Abstract]
Loans secured on residential properties	£ 174,712	£ 166,714
Corporate loans	19,282	23,613
Finance leases	3,916	6,554
Secured advances	0	0
Other unsecured loans	9,404	9,933
Accrued interest and other adjustments	452	861
Amounts due from fellow Banco Santander subsidiaries and joint ventures	3,175	2,425
Amounts due from Santander UK Group Holdings plc	6	7
Amounts due from subsidiaries	0	0
Loans and advances to customers	210,947	210,107
Credit impairment loss allowances on loans and advances to customers	(828)	(1,303)
RV and voluntary termination provisions on finance leases	(25)	(54)
Net loans and advances to customers	£ 210,094	£ 208,750